Executive and Supervisory Board Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Executive and Supervisory Board Compensation
Schedule of Executive Board Compensation

€ thousands	2018	2017	2016
Short-term employee benefits	18,652	16,634	19,206
Share-based payment1)	23,646	25,723	23,942
Subtotal1)	42,298	42,357	43,148
Post-employment benefits	1,106	1,312	2,398
Thereof defined-benefit	250	423	1,792
Thereof defined-contribution	856	889	606
Total1)	43,404	43,669	45,546

1) Portion of total executive compensation allocated to the respective year

Schedule of Share-Based Payment for Executive Board Members

	2018	2017	2016
Number of RSUs granted	118,072	117,929	147,041
Number of PSUs granted	177,106	176,886	220,561
Total expense in € thousands	8,054	19,068	14,233

Schedule of Retirement Pension Plan for Executive Board Members

€ thousands	2018	2017	2016
DBO 12/31	3,441	3,191	10,739
Annual pension entitlement	192	148	470

Schedule of Supervisory Board Compensation

€ thousands	2018	2017	2016
Total compensation	3,702	3,663	3,652
Thereof fixed compensation	3,162	3,135	3,135
Thereof committee remuneration	540	528	517

Schedule of Payments to/DBO for Former Executive Board Members

€ thousands	2018	2017	2016
Payments	2,054	1,997	1,667
DBO 12/31	38,374	39,993	33,935